Description of the Plan and Accounting Policies (Policies) - EBP 38-0572512-001	12 Months Ended
Dec. 31, 2025
EBP, Accounting Policy [Line Items]
Accounting Principles	Accounting Principles The financial statements and accompanying notes are prepared in accordance with accounting principles generally accepted in the United States of America.
Contributions
Contributions
Plan participants (“Participants”) may make contributions to the Plan through payroll deductions for the purpose of purchasing the Company’s common stock (“Shares”). Participant contributions are recorded in the period that the Participants’ payroll deductions are made. Participant contributions are not subject to vesting and are therefore fully vested at all times. The Plan’s cash is maintained by the Company on behalf of the Plan.

Share Purchases
Share Purchases
Participants may elect to purchase Shares at the lesser of 85% of the closing price reported on the exchange where the Shares are traded (“Fair Market Value”) on the last business day of each six-month offering period or the Fair Market Value on the first business day of the six-month offering period. As of December 31, 2023, the Plan operates with separate consecutive offering periods ending May 31st and November 30th, with offering dates of June 1st and December 1st, respectively. Prior to June 1, 2023, the plan operated using offering dates of May 15th and November 15th, respectively. Shares are recorded as purchased on the trade date, which is the last business day of each offering period. Once Shares are settled in the subsequent period, they are distributed to each Participant’s account by the stock transfer agent.
Participants purchased 1,020,641, 1,070,713, and 1,334,460 Shares through the Plan during the years ended December 31, 2025, 2024, and 2023, respectively. As of December 31, 2025, 2,333,889 Shares were reserved for future issuance under the Plan. The maximum number of Shares that may be offered under the Plan is 7,402,525 Shares.

Withdrawls
Withdrawals
If a Participant elects to withdraw from the Plan at any time prior to the last business day one month prior to the end of a six-month offering period, or if a Participant’s employment has been terminated at any time, the Plan refunds any amounts withheld during that period, plus any carryover amount from the previous offering period, back to the Participant. All such amounts are included in employee contributions, net of withdrawals on the Statements of Income and Changes in Plan Equity. Refunds resulting from Participant withdrawals and terminations from the Plan were not significant during any of the periods presented.

Payable to Participants	Payable to Participants Payable to participants represents cash in Participant accounts that was contributed to the Plan and awaiting purchase at the end of the six-month offering period.
Administrative Expenses	Administrative Expenses All Plan administrative expenses are paid by the Company and are not reflected in the accompanying financial statements.